Offerings	Jun. 13, 2025 USD ($) shares $ / shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.0001 per share(2)	[1]
Maximum Aggregate Offering Price	$ 7,000,000	[2]
Fee Rate	0.01531%
Amount of Registration Fee	$ 1,071.70
Offering Note	1. Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(o) under the Securities Act of 1933, as amended (the “Securities Act”). Pursuant to Rule 416(a) under the Securities Act, there are also being registered an indeterminable number of additional securities as may be issued to prevent dilution resulting from stock splits, stock dividends or similar transactions. Pursuant to Rule 457(g) of the Securities Act, no separate registration fee is required for the warrants because the warrants are being registered in the same registration statement as the common stock issuable upon exercise of the warrants. The proposed maximum aggregate offering price of the common stock proposed to be sold in the offering will be reduced on a dollar-for-dollar basis based on the offering price of any Pre-Funded Warrants sold in the offering, and, as such, the proposed maximum aggregate offering price of the common stock and Pre-Funded Warrants (including the common stock issuable upon exercise of the Pre-Funded Warrants), if any, is $7,000,000.
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Warrants(3)	[3]
Amount Registered | shares	(0)
Proposed Maximum Offering Price per Unit | $ / shares	(0)
Maximum Aggregate Offering Price	$ (0)	[2]
Fee Rate	0.01531%
Amount of Registration Fee	$ (0)
Offering Note	1. Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(o) under the Securities Act of 1933, as amended (the “Securities Act”). Pursuant to Rule 416(a) under the Securities Act, there are also being registered an indeterminable number of additional securities as may be issued to prevent dilution resulting from stock splits, stock dividends or similar transactions. Pursuant to Rule 457(g) of the Securities Act, no separate registration fee is required for the warrants because the warrants are being registered in the same registration statement as the common stock issuable upon exercise of the warrants. The proposed maximum aggregate offering price of the common stock proposed to be sold in the offering will be reduced on a dollar-for-dollar basis based on the offering price of any Pre-Funded Warrants sold in the offering, and, as such, the proposed maximum aggregate offering price of the common stock and Pre-Funded Warrants (including the common stock issuable upon exercise of the Pre-Funded Warrants), if any, is $7,000,000.
Offering: 3
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Pre-Funded Warrants(3)	[3]
Amount Registered | shares	(0)
Proposed Maximum Offering Price per Unit | $ / shares	(0)
Maximum Aggregate Offering Price	$ (0)	[2]
Fee Rate	0.01531%
Amount of Registration Fee	$ (0)
Offering Note	1. Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(o) under the Securities Act of 1933, as amended (the “Securities Act”). Pursuant to Rule 416(a) under the Securities Act, there are also being registered an indeterminable number of additional securities as may be issued to prevent dilution resulting from stock splits, stock dividends or similar transactions. Pursuant to Rule 457(g) of the Securities Act, no separate registration fee is required for the warrants because the warrants are being registered in the same registration statement as the common stock issuable upon exercise of the warrants. The proposed maximum aggregate offering price of the common stock proposed to be sold in the offering will be reduced on a dollar-for-dollar basis based on the offering price of any Pre-Funded Warrants sold in the offering, and, as such, the proposed maximum aggregate offering price of the common stock and Pre-Funded Warrants (including the common stock issuable upon exercise of the Pre-Funded Warrants), if any, is $7,000,000.
Offering: 4
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Placement Agent Warrants(3)	[3]
Amount Registered | shares	(0)
Proposed Maximum Offering Price per Unit | $ / shares	(0)
Fee Rate	0.01531%
Amount of Registration Fee	$ (0)
Offering Note	1. Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(o) under the Securities Act of 1933, as amended (the “Securities Act”). Pursuant to Rule 416(a) under the Securities Act, there are also being registered an indeterminable number of additional securities as may be issued to prevent dilution resulting from stock splits, stock dividends or similar transactions. Pursuant to Rule 457(g) of the Securities Act, no separate registration fee is required for the warrants because the warrants are being registered in the same registration statement as the common stock issuable upon exercise of the warrants. The proposed maximum aggregate offering price of the common stock proposed to be sold in the offering will be reduced on a dollar-for-dollar basis based on the offering price of any Pre-Funded Warrants sold in the offering, and, as such, the proposed maximum aggregate offering price of the common stock and Pre-Funded Warrants (including the common stock issuable upon exercise of the Pre-Funded Warrants), if any, is $7,000,000.
Offering: 5
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Common Stock issuable upon exercise of the Common Warrants(2)	[1]
Maximum Aggregate Offering Price	$ 7,000,000	[2]
Fee Rate	0.01531%
Amount of Registration Fee	$ 1,071.70
Offering: 6
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Common Stock issuable upon exercise of the Pre-Funded Warrants(2)	[1]
Maximum Aggregate Offering Price	$ (0)	[2]
Fee Rate	0.01531%
Amount of Registration Fee	$ (0)	[4]
Offering: 7
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Common Stock issuable upon exercise of the Placement Agent Warrants(5)	[5]
Maximum Aggregate Offering Price	$ 350,000	[2]
Fee Rate	0.01531%
Amount of Registration Fee	$ 53.59
Offering Note	1. Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(o) under the Securities Act of 1933, as amended (the “Securities Act”).Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(g) under the Securities Act. The Placement Agent Warrants are exercisable for up to the number of shares of common stock equal to 4.0% of the shares of common stock sold in this offering (including the shares of common stock issuable upon the exercise of the Pre-Funded Warrants sold in this offering) at a per share exercise price equal to 125% of the public offering price of the shares of common stock offered hereby. As estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(g) under the Securities Act, the proposed maximum aggregate offering price of the placement agent’s warrants is $350,000, which is equal to 125% of $280,000 (4.0% of the proposed maximum aggregate offering price of $7,000,000).

[1]	Pursuant to Rule 416(a) under the Securities Act, there are also being registered an indeterminable number of additional securities as may be issued to prevent dilution resulting from stock splits, stock dividends or similar transactions.
[2]	Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(o) under the Securities Act of 1933, as amended (the “Securities Act”).
[3]	Pursuant to Rule 457(g) of the Securities Act, no separate registration fee is required for the warrants because the warrants are being registered in the same registration statement as the common stock issuable upon exercise of the warrants.
[4]	The proposed maximum aggregate offering price of the common stock proposed to be sold in the offering will be reduced on a dollar-for-dollar basis based on the offering price of any Pre-Funded Warrants sold in the offering, and, as such, the proposed maximum aggregate offering price of the common stock and Pre-Funded Warrants (including the common stock issuable upon exercise of the Pre-Funded Warrants), if any, is $7,000,000.
[5]	Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(g) under the Securities Act. The Placement Agent Warrants are exercisable for up to the number of shares of common stock equal to 4.0% of the shares of common stock sold in this offering (including the shares of common stock issuable upon the exercise of the Pre-Funded Warrants sold in this offering) at a per share exercise price equal to 125% of the public offering price of the shares of common stock offered hereby. As estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(g) under the Securities Act, the proposed maximum aggregate offering price of the placement agent’s warrants is $350,000, which is equal to 125% of $280,000 (4.0% of the proposed maximum aggregate offering price of $7,000,000).